Lease - Schedule of Operating Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Lease [Abstract]
Right-of-use assets	$ 1,419,323	$ 547,214
Operating lease liabilities – current	529,395	190,023
Operating lease liabilities – non-current	974,191	335,241
Total operating lease liabilities	1,503,586	525,264
Amortization of right-of-use assets	337,129	196,111	$ 93,078
Interest of operating lease liabilities	43,911	27,051	16,994
Total lease cost	$ 381,040	$ 223,162	$ 110,072
Weighted average remaining lease term (years):	2 years 9 months 18 days
Weighted average discount rate:	3.60%